PARENT COMPANY INFORMATION (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 COP ($)	Dec. 31, 2014 COP ($)
Current Assets
Cash and cash equivalents	$ 22,336,838	$ 7,485.5	$ 22,193,004	$ 7,437.3		$ 22,284,977	$ 17,269,760
Accounts receivable from related parties	114,513		230,950
Non-current Assets
Investments in subsidiaries	18,589,623		17,529,893
Property plant and equipment	6,654,006	2,230.0	6,559,515			6,514,048
Total assets	236,538,540	79,268.9	224,073,721
Long-term liabilities
Deferred tax liabilities	1,696,843	568.6	1,246,809
Total liabilities	210,667,313	70,598.8	199,414,499
Equity
Shareholders’ equity	25,871,227	8,670.1	24,659,222			22,906,280	21,355,964
Total liabilities and shareholders’ equity	236,538,540	$ 79,268.9	224,073,721
Parent [Member]
Current Assets
Cash and cash equivalents	35,478		47,280			$ 12,164	$ 42,459
Held for trading securities	453		4,980
Accounts receivable from related parties	274,323		260,445
Other assets	513		17,759
Total current assets	310,767		330,464
Non-current Assets
Investments in subsidiaries	18,589,623		17,529,893
Property plant and equipment	2,851		3,170
Total non-current assets	18,592,474		17,533,063
Total assets	18,903,241		17,863,527
Current liabilities
Borrowings at amortized cost	290,101		370,349
Outstanding bonds at amortized cost	5,725		6,701
Accounts payable	440,318		430,279
Other non-financial liabilities	1,233		1,234
Total current liabilities	737,377		808,563
Long-term liabilities
Borrowings at amortized cost	253,503		365,605
Outstanding bonds	1,104,080		704,080
Deferred tax liabilities	33		0
Total non-current liabilities	1,357,616		1,069,685
Total liabilities	2,094,993		1,878,248
Equity
Shareholders’ equity	16,808,248		15,985,279
Total liabilities and shareholders’ equity	$ 18,903,241		$ 17,863,527

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.